Note 34 - Group Entities - Subsidiaries of the Company (Details) - USD ($) $ in Thousands			12 Months Ended
		Nov. 05, 2018	Dec. 31, 2018		Dec. 31, 2017
Caledonia Holdings Zimbabwe (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%		100.00%
Caledonia Holdings Zimbabwe (Private) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets
Caledonia Mining Services Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%		100.00%
Caledonia Mining Services Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets
Eersteling Gold Mining Company Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%		100.00%
Eersteling Gold Mining Company Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets			$ (13,179)		$ (12,956)
Fintona Investments Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%		100.00%
Fintona Investments Proprietary Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets			$ (14,859)		$ (14,859)
Caledonia Mining South Africa Proprietary Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%		100.00%
Caledonia Mining South Africa Proprietary Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets			$ (565)		$ (941)
Greenstone Management Services Holdings Limited [member]
Statement Line Items [Line Items]
Percentage of ownership			100.00%		100.00%
Greenstone Management Services Holdings Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets			$ 9,813		$ 20,879
Blanket Mine (1983) (Private) Limited [member]
Statement Line Items [Line Items]
Percentage of ownership		64.00%	49.00%	[1],[2]	49.00%	[1],[2]
Blanket Mine (1983) (Private) Limited [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets	[1]
Blanket Employee Trust Services (Private) Limited (BETS) [member]
Statement Line Items [Line Items]
Percentage of ownership	[3]
Blanket Employee Trust Services (Private) Limited (BETS) [member] | Elimination of intersegment amounts [member]
Statement Line Items [Line Items]
Net assets	[3]

[1]	Blanket has no subsidiary companies
[2]	Refer to Note 6, for the effective shareholding. NCI has a 16.2% interest in cash flows of Blanket only.
[3]	BETS and the Employee Trust are consolidated as structured entities.